Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-01-12	PAGE 1

A. DATES		Begin	End	# days
1	Determination Date		9/18/2012
2	Payment Date		9/20/2012
3	Collection Period	7/29/2012	9/1/2012	35
4	Monthly Interest Period- Actual	8/20/2012	9/19/2012	31
5	Monthly Interest- Scheduled			30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	128,184,966.92	—	47,905,934.92	80,279,032.00	0.3751357
7	Class A-2 Notes	481,000,000.00	481,000,000.00	—	—	481,000,000.00	1.0000000
8	Class A-3 Notes	461,000,000.00	461,000,000.00	—	—	461,000,000.00	1.0000000
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$1,164,184,966.92	$—	$47,905,934.92	$1,116,279,032.00

11	Overcollateralization	224,926,390.73	241,676,714.38			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$1,405,861,681.30			$1,363,329,202.45

13	NPV Lease Payments Receivable	613,692,648.78	559,873,817.30			529,648,865.11
14	NPV Base Residual	861,233,741.95	845,987,864.00			833,680,337.34

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.3321%	36,653.28	0.1712770	47,942,588.20	224.0307860
16	Class A-2 Notes		0.6600%	264,550.00	0.5500000	264,550.00	0.5500000
17	Class A-3 Notes		0.8700%	334,225.00	0.7250000	334,225.00	0.7250000
18	Class A-4 Notes		1.0600%	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			718,461.61		48,624,396.53

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	28,749,082.77
20	Pull Ahead Waived Payments	217,109.96
21	Sales Proceeds - Early Terminations	18,065,617.33
22	Sales Proceeds - Scheduled Terminations	6,168,246.79
23	Security Deposits for Terminated Accounts	11,149.00
24	Excess Wear and Tear Received	33,463.20
25	Excess Mileage Charges Received	45,375.86
26	Other Recoveries Received	40,257.87

27	Subtotal: Total Collections	53,330,302.78

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	7,170.03

31	Total Available Funds, prior to Servicer Advances	53,337,472.81

32	Servicer Advance	—

33	Total Available Funds	53,337,472.81

34	Reserve Account Draw	—

35	Available for Distribution	53,337,472.81

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,171,551.40
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		718,461.61
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	51,442,459.79
49	Regular Principal Distribution Amount	47,905,934.92
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		47,905,934.92
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		3,536,524.88

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-01-12	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,164,184,966.92
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,363,329,202.45)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,164,184,966.92
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(1,116,279,032.00)

61	Regular Principal Distribution Amount	47,905,934.92

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,363,329,202.45
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)	(247,050,170.45)

65	Targeted Note Balance	1,116,279,032.00

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	55,337,472.81
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	1,171,551.40
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	718,461.61
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	51,442,459.79
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	51,442,459.79

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		7,374,631.95
85	Initial Reserve Account Balance		7,374,631.95
86	Beginning Reserve Account Balance		7,374,631.95
87	Plus: Net Investment Income for the Collection Period		895.02

88	Subtotal: Reserve Fund Available for Distribution		7,375,526.97
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		7,375,526.97
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		895.02

93	Equals: Ending Reserve Account Balance		7,374,631.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	396	5,830,899.46
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(6,174,821.79)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(310.00)
99	Less: Excess Wear and Tear Received		(33,463.20)
100	Less: Excess Mileage Received		(45,375.86)

101	Current Period Net Residual Losses/(Gains)	396	(423,071.39)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	294	(330,092.40)
104	Current Period Net Residual Losses (Item 101)	396	(423,071.39)

105	Ending Cumulative Net Residual Losses	690	(753,163.79)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.05%

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-01-12	PAGE 3

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,474,926,391	1,363,329,202
109	Aggregate Base Residual Value			1,006,540,717	960,437,687
110	Number of Current Contracts			64,099	61,048
111	Weighted Average Lease Rate			2.96%	2.95%
112	Average Remaining Term			27.5	25.0
113	Average Original Term			38.3	38.3
114	Proportion of Base Prepayment Assumption Realized				227.67%
115	Actual Monthly Prepayment Speed				1.04%
116	Turn-in Ratio on Scheduled Terminations				89.39%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		62,266	1,563,756,859	1,405,861,681
118	Depreciation/Payments			(21,477,522)	(19,861,353)
119	Gross Credit Losses		(4)	(106,424)	(101,886)
120	Early Terminations - Regular		(676)	(15,886,232)	(14,603,779)
121	Early Terminations - Lease Pull Aheads		(142)	(2,243,708)	(2,134,562)
122	Scheduled Terminations - Returned to VCI	5,580,666	(354)	(5,389,527)	(5,253,625)
123	Scheduled Terminations - Purchased	594,156	(42)	(593,544)	(577,275)

124	Pool Balance - End of Period		61,048	1,518,059,903	1,363,329,202

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		60,857	1,359,302,572	99.70%
127	31 - 90 Days Delinquent		170	3,604,251	0.26%
128	91+ Days Delinquent		21	422,379	0.03%

129	Total		61,048	1,363,329,202	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			4	101,886
132	Aggregate Liquidation Proceeds on charged-off units				(70,811)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				—

136	Current Period Aggregate Net Credit Losses/(Gains)			4	31,074

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			—	—
139	Current Period Net Credit Losses (Item 136)			4	31,074

140	Ending Cumulative Net Credit Losses			4	31,074

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

					Units
142	Aging of Scheduled Maturities Not Sold
143	0 - 60 Days since Contract Maturity				114
144	61 - 120 Days since Contract Maturity				2
145	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-01-12	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction(1)
10/20/2012	18,025,396
11/20/2012	22,744,311
12/20/2012	23,523,896
1/20/2013	19,817,311
2/20/2013	18,450,117
3/20/2013	21,924,513
4/20/2013	28,549,958
5/20/2013	39,177,120
6/20/2013	33,438,591
7/20/2013	28,036,542
8/20/2013	26,090,037
9/20/2013	25,185,147
10/20/2013	28,757,089
11/20/2013	34,667,226
12/20/2013	36,177,593
1/20/2014	39,504,314
2/20/2014	41,300,940
3/20/2014	32,961,437
4/20/2014	32,639,047
5/20/2014	27,992,619
6/20/2014	25,233,650
7/20/2014	24,171,624
8/20/2014	43,040,432
9/20/2014	56,099,483
10/20/2014	68,385,859
11/20/2014	65,878,219
12/20/2014	52,540,344
1/20/2015	57,066,459
2/20/2015	63,179,525
3/20/2015	52,917,328
4/20/2015	50,218,786
5/20/2015	59,287,202
6/20/2015	49,993,681
7/20/2015	11,533,353
8/20/2015	14,073,678
9/20/2015	11,613,864
10/20/2015	12,130,454
11/20/2015	17,262,171
12/20/2015	14,629,268
1/20/2016	5,845,086
2/20/2016	6,102,689
3/20/2016	5,120,004
4/20/2016	5,869,073
5/20/2016	6,896,366
6/20/2016	5,223,981
7/20/2016	53,418
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2012	—

Total:	1,363,329,202.45

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month